Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net sales	$ 692,847	$ 504,179	$ 368,663
Cost of goods sold	406,040	295,935	219,884
Gross profit	286,807	208,244	148,779
Selling, general, and administrative	116,793	70,875	62,371
Research and development costs	28,280	23,483	20,630
Amortization of intangible assets	13,999	11,082	10,456
Acquisition and restructuring costs	23,668	9,743	4,942
Related party acquisition and management fee costs	25,789	6,089	3,662
Other operating expense	755	1,517	644
Total operating expense	209,284	122,789	102,705
Operating income	77,523	85,455	46,074
Change in fair value of warrant liability	32,580
Change in fair value of earn-out liability	8,875
Loss on early extinguishment of debt	(13,650)
Interest expense	39,128	43,772	50,386
Total non-operating expense	94,233	43,772	50,386
(Loss) Income before income taxes	(16,710)	41,683	(4,312)
Income tax expense (benefit)	10,429	8,826	(4,873)
Net (loss) income	(27,139)	32,857	561
Comprehensive (loss) income
Foreign currency translation adjustment	30	16
Pension liability loss	388	(293)	(123)
Total comprehensive (loss) income	$ (26,721)	$ 32,580	$ 438
Weighted average shares of outstanding common stock, basic and diluted	89,959,993	67,673,884	67,673,884
Basic net (loss) income per share	$ (0.30)	$ 0.49	$ 0.01
Diluted net (loss) income per share	$ (0.30)	$ 0.49	$ 0.01